Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted numerator:
Net loss	$ (4,569,322)	$ (3,331,708)	$ (6,706,972)	$ (10,058,996)
Less change in fair value of warrant liability			3,436,195
Net loss for diluted earnings per share			$ (10,143,167)	$ 10,058,996
Basic and diluted Denominator:
Weighted-average outstanding	24,405,813	19,739,470
Basic and diluted net loss per share	$ (0.19)	$ (0.17)
Weighted-average basic common shares outstanding			20,638,421	15,463,256
Assumed conversion of dilutive securities:
Common stock purchase warrants			2,946,523
Denominator for diluted earnings per share - adjusted weighted-average shares			23,584,944	15,463,256
Earnings Per Share, Basic			$ (0.32)	$ (0.65)
Earnings Per Share, Diluted			$ (0.43)	$ (0.65)